Share-Based Payment (Details) - Schedule of outstanding options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Stock Options [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	16,200,000
October 15, 2013 [Member] | Chief Executive Officer [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	900,000
Grant date	Oct. 15, 2013	[1],[2]
Exercise price | $ / shares	$ 0.9
Fair value | $	$ 143
Vesting schedule	12 equal portions each quarter over a period of 3 years from the grant date
October 15, 2013 One [Member] | Chief Executive Officer One [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	600,000
Grant date	Oct. 15, 2013	[1],[2]
Exercise price | $ / shares	$ 0.6
Fair value | $	$ 97
Vesting schedule	12 equal portions each quarter over a period of 3 years from the grant date
December 30, 2014 | Four Directors [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	600,000
Grant date	Dec. 30, 2014	[1],[2]
Exercise price | $ / shares	$ 0.4325
Fair value | $	$ 46
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
December 30, 2014 [Member] | Consultant [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	150,000
Grant date	Dec. 30, 2014	[1],[2]
Exercise price | $ / shares	$ 0.4915
Fair value | $	$ 12
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 25, 2015 [Member] | Two Directors [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	300,000
Grant date	Mar. 25, 2015	[1],[2]
Exercise price | $ / shares	$ 0.40
Fair value | $	$ 24
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 25, 2015 [Member] | Chief Executive Officer Two [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	100,000
Grant date	Mar. 25, 2015	[1],[2]
Exercise price | $ / shares	$ 0.4
Fair value | $	$ 7
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 4, 2016 [Member] | Medical Director [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	50,000
Grant date	Mar. 04, 2016	[1],[2]
Exercise price | $ / shares	$ 0.6
Fair value | $	$ 2
Vesting schedule	12 equal portions each quarter over a period of 3 years from the grant date
March 31, 2016 [Member] | Chairman of Board [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	1,500,000
Grant date	Mar. 31, 2016	[1],[2]
Exercise price | $ / shares	$ 0.6
Fair value | $	$ 63
Vesting schedule	12 equal portions each quarter over a period of 3 years from the date of grant
March 31, 2016 [Member] | Chief Executive Officer Three [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	1,000,000
Grant date	Mar. 31, 2016	[1],[2]
Exercise price | $ / shares	$ 0.6
Fair value | $	$ 42
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
August 3, 2017 [Member] | Chief Executive Officer Four [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	1,000,000
Grant date	Aug. 03, 2017	[1],[2]
Exercise price | $ / shares	$ 0.11
Fair value | $	$ 28
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
July 7, 2020 [Member] | Chief Executive Officer (new) [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	10,000,000
Grant date	Jul. 07, 2020	[1],[2]
Exercise price | $ / shares	$ 0.09
Fair value | $	$ 103
Vesting schedule	12 equal portions each quarter over a period of 3 years from the grant date

[1]	As of December 31, 2020, the unrecognized compensation cost related to all unvested options of approximately $52 thousands is expected to be recognized as an expense over a weighted-average recognition period of approximately 2.5 years.
[2]	Date of the Company’s Board of Directors’ decision (or shareholders, if required).